Annual Total Returns (Bar Chart) - 500 Index Trust B (500 Index Trust B, Series NAV,500 Index Trust B)	12 Months Ended
May 01, 2011
500 Index Trust B | Series NAV,500 Index Trust B
Bar Chart Table:
2001	(11.98%)
2002	(22.31%)
2003	28.42%
2004	10.70%
2005	4.65%
2006	15.56%
2007	5.25%
2008	(37.19%)
2009	26.35%
2010	14.86%